Share Based Payments (Tables)	12 Months Ended
Jun. 30, 2025
Share Based Payments [Abstract]
Share Based Payment Arrangements
The Group had the following share based payment arrangements in place as at 30 June 2025:

Awards	Recipients	Outstanding awards
Recurring
Deferred Short-Term Incentive Plan (1)	Executive KMP and eligible employees	FY24, FY25
Employee Share Plan (2)	Eligible employees	FY25
Long-Term Incentive Plan (3)	Executive KMP and eligible employees	FY25
Non-recurring
Transitional Management Incentive Plan (4)	Executive KMP and eligible employees	FY24

(1)	Awards granted on 28 November 2024, with vesting subject to service conditions only as performance conditions are assessed in the measurement period.
(2)	Awards granted on 31 December 2024, with vesting subject to service conditions only.
(3)	Awards granted on 28 November 2024, with vesting subject to performance and service conditions.
(4)	Awards granted on 31 December 2024, with vesting subject to service conditions only.

Measurement of Fair Values
The inputs used in the measurement of the fair values at grant date of the Group’s share based payment arrangements were as follows:

Year ended 30 June 2025	Fair value at grant date $	Share price at grant date $	Expected volatility %	Expected Life (in years)	Risk-free interest rate based on government bonds %
Recurring
FY24 Deferred Short-Term Incentive Plan	0.0320	0.0320	85	0.92	4.145
FY25 Deferred Short-Term Incentive Plan	0.0320	0.0320	80	1.92	3.957
FY25 Employee Share Plan	0.0270	0.0270	80	1.00 – 2.00	3.849 – 4.002
FY25 Long-Term Incentive Plan	0.0263	0.0320	80	2.76	3.923
Non-recurring
FY24 Transitional Management Incentive Plan	0.0270	0.0270	80	1.00 – 1.25	3.937 – 4.002

Reconciliation of Outstanding Equity Rights
None of the awards listed below have an exercise price or are exercisable at 30 June 2025.

	Equity rights at beginning of the year	Granted during the year	Vested during the year	Forfeited / lapsed during the year	Equity rights at end of the year
Recurring
FY24 Deferred Short-Term Incentive Plan	–	3,409,320	–	–	3,409,320
FY25 Deferred Short-Term Incentive Plan	–	44,645,160	–	–	44,645,160
FY25 Employee Share Plan	–	84,909,080	–	(10,595,040)	74,314,040
FY25 Long-Term Incentive Plan	–	97,506,040	–	(2,201,680)	95,304,360
Non-recurring
FY24 Transitional Management Incentive Plan	–	49,987,640	–	–	49,987,640
Total outstanding equity rights	–	280,457,240	–	(12,796,720)	267,660,520

Reconciliation of Outstanding Options
	Equity rights at beginning of the year	Granted during the year	Exercised during the year	Forfeited / lapsed during the year	Equity rights at end of the year
Non-recurring
Equity-settled services (1)	2,234,482	–	–	–	2,234,482
FY23 Transitional Management Incentive Plan (2)	10,000,000	–	–	(10,000,000)	–
Total outstanding options	12,234,482	–	–	(10,000,000)	2,234,482

(1)
Outstanding equity-settled services relate to options granted to Jett Capital Advisors, LLC in respect of corporate advisory services undertaken for the Group. Options were granted on 28 November 2022 at an exercise price of $0.18125, expiring on 28 November 2025.

(2)
The FY23 Transitional Management Incentive Plan relates to options granted to KMP on 17 July 2023 at an exercise price of $0.1500, expiring on 17 July 2024. All outstanding options were not exercised and subsequently lapsed on 17 July 2024.